UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 5718

DREYFUS TREASURY PRIME CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Treasury Prime Cash Management

October 31, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--82.4%	of Purchase (%)	Amount ($)	Value ($)
11/4/10	0.13	1,585,000,000	1,584,983,383
11/12/10	0.14	1,442,000,000	1,441,937,639
11/18/10	0.14	1,602,685,000	1,602,575,351
11/26/10	0.13	1,959,484,000	1,959,303,599
12/2/10	0.14	1,562,000,000	1,561,805,447
12/9/10	0.14	1,370,000,000	1,369,801,556
12/16/10	0.14	963,000,000	962,827,119
12/23/10	0.15	1,358,000,000	1,357,711,111
12/30/10	0.17	1,001,500,000	1,001,213,633
1/6/11	0.12	595,000,000	594,869,100
1/13/11	0.17	1,900,000,000	1,899,358,208
1/20/11	0.14	400,000,000	399,875,555
1/27/11	0.20	437,000,000	436,794,064
2/17/11	0.19	268,000,000	267,850,780
4/28/11	0.17	800,000,000	799,327,556
Total U.S. Treasury Bills
(cost $17,240,234,101)			17,240,234,101

U.S. Treasury Notes--20.9%
11/1/10	0.16	711,000,000	711,000,000
11/30/10	0.15	1,634,000,000	1,635,421,796
12/15/10	0.16	39,000,000	39,197,333
1/18/11	0.19	304,000,000	306,548,822
1/31/11	0.20	346,000,000	346,575,253
2/28/11	0.17	175,000,000	175,404,930
3/31/11	0.21	500,000,000	501,364,618
3/31/11	0.21	350,000,000	356,525,445
5/2/11	0.17	300,000,000	306,887,689
Total U.S. Treasury Notes
(cost $4,378,925,886)			4,378,925,886
Total Investments (cost $21,619,159,987)		103.3%	21,619,159,987
Liabilities, Less Cash and Receivables		(3.3%)	(683,970,397)
Net Assets		100.0%	20,935,189,590

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	21,619,159,987
Level 3 - Significant Unobservable Inputs	-
Total	21,619,159,987

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TREASURY PRIME CASH MANAGEMENT

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)